SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and accruals - other:
Payroll and related expenses	$ 964	$ 1,268
Government institutions	1,166	659
Accrued vacation pay	63	92
Accrued expenses and sundry	71	287
Accounts payable and accruals - other	$ 2,264	$ 2,306